Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following (in millions):

	March 31, 2023	December 31, 2022
Natural gas purchases	$406	$1,017
Interest costs and related debt fees	118	165
Liquefaction Project costs	80	125
Other accrued liabilities	6	7

Total accrued liabilities	$610	$1,314

Accrued liabilities consisted of the following (in millions):

	December 31,
	2022	2021
Natural gas purchases	$1,017	$786
Interest costs and related debt fees	165	133
Liquefaction Project costs	125	89
Other accrued liabilities	7	4

Total accrued liabilities	$1,314	$1,012